SUPPLEMENT DATED APRIL 1, 2009 TO THE PROSPECTUS OF
MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND
Dated December 31, 2008

I.  Effective April 1, 2009, Morgan Stanley Investment Advisors Inc. (the "Morgan Stanley Investment Adviser") entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Company ("MSIM Company") with respect to the Morgan Stanley International Value Equity Fund. As a result, the following changes to the Prospectus are required:

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The first five paragraphs of the section of the Prospectus entitled "The Fund—Fund Management" are hereby deleted and replaced with the following:

The Fund has retained the Investment Adviser—Morgan Stanley Investment Advisors Inc.—to provide investment advisory services. The Investment Adviser is a wholly-owned subsidiary of Morgan Stanley, a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The Investment Adviser's address is 522 Fifth Avenue, New York, New York 10036.

The Investment Adviser has entered into sub-advisory agreements with Morgan Stanley Investment Management Limited ("MSIM Limited"), located at 25 Cabot Square, Canary Wharf, London E14 4QA England and Morgan Stanley Investment Management Company ("MSIM Company"), located at 23 Church Street, 16-01 Capital Square, Singapore 04948. Both MSIM Limited and MSIM Company are wholly owned subsidiaries of Morgan Stanley. MSIM Limited and MSIM Company provide the Fund with investment advisory services subject to the overall supervision of the Investment Adviser and the Fund's Officers and Trustees.

The Fund is managed within the International Value Equity team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are William D. Lock, a Managing Director of MSIM Limited, Peter J. Wright, a Managing Director of MSIM Company, Walter B. Riddell, a Managing Director of MSIM Limited, and John S. Goodacre and Christian Derold, each an Executive Director of MSIM Limited.

Mr. Lock has been associated with MSIM Limited in an investment management capacity since 1994 and began managing the Fund at its inception in April 2001. Mr. Wright has been associated with MSIM Company and its investment management affiliates in an investment management capacity since 1996 and began managing the Fund at its inception in April 2001. Mr. Riddell has been associated with MSIM Limited in an investment management capacity since 1995 and began managing the Fund in October 2003. Mr. Goodacre has been associated with MSIM Limited in an investment management capacity since 2003 and began managing the Fund in February 2006. Mr. Derold has been associated with MSIM Limited in an investment management capacity since May 2006 and began managing the Fund in May 2006. Prior to May 2006, Mr. Derold was a consultant at DCFN Research (consulting firm) and Head of Research at Millgate Capital Inc.

Each member of the team listed above has global sector research responsibilities, makes investment management decisions for the Fund and is responsible for the overall execution of the strategy of the Fund. Messrs. Lock, Wright, Riddell, Goodacre and Derold have day-to-day portfolio administration responsibilities as well.

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The ninth paragraph of the section of the Prospectus entitled "The Fund—Fund Management" is hereby deleted and replaced with the following:

A discussion regarding the Board of Trustees' approval of the investment advisory and sub-advisory agreement with MSIM Limited is available in the Fund's annual report to shareholders for the period ended August 31, 2008. A discussion regarding the Board of Trustees' approval of the sub-advisory agreement with MSIM Company will be available in the Fund's annual report to shareholders for the period ended August 31, 2009.

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References in the Prospectus to the Sub-Adviser are hereby changed to the Sub-Advisers.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

IVQSPT

SUPPLEMENT DATED APRIL 1, 2009 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND
Dated December 31, 2008

I.  Effective April 1, 2009, Morgan Stanley Investment Advisors Inc. (the "Morgan Stanley Investment Adviser") entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Company ("MSIM Company") with respect to the Morgan Stanley International Value Equity Fund. As a result, the following changes to the Statement of Additional Information ("SAI") are required:

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The definition of "Sub-Advisers" in the section of the SAI entitled "Glossary of Selected Defined Terms" is hereby deleted and replaced with the following:

"Sub-Advisers"—Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, each a wholly-owned subsidiary of Morgan Stanley.

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The second, sixth and seventh paragraphs of the section of the SAI entitled "V. Investment Advisory and Other Services—A. Investment Adviser, Sub-Adviser and Administrator" are hereby deleted. The following are hereby added as the fifth and sixth paragraphs of this section:

For the fiscal years ended August 31, 2006, 2007 and 2008, the Fund accrued compensation under the Administration Agreement in the amounts of $679,769, $673,915 and $558,303, respectively.

The Investment Adviser has entered into sub-advisory agreements with Morgan Stanley Investment Management Limited ("MSIM Limited"), located at 25 Cabot Square, Canary Wharf, London E14 4QA England and Morgan Stanley Investment Management Company ("MSIM Company"), located at 23 Church Street, 16-01 Capital Square, Singapore 049481. Both MSIM Limited and MSIM Company are wholly owned subsidiaries of Morgan Stanley. MSIM Limited and MSIM Company provide the Fund with investment advisory services subject to the overall supervision of the Investment Adviser and the Fund's Officers and Trustees. The Investment Adviser pays MSIM Limited and MSIM Company on a monthly basis a portion of the net advisory fees the Investment Adviser receives from the Fund. For the fiscal years ended August 31, 2006, 2007 and 2008, MSIM Limited accrued compensation under its Sub-Advisory Agreement with the Investment Adviser in the amounts of $3,247,458, $3,183,614 and $2,876,803, respectively. A discussion regarding the Board of Trustees' approval of the sub-advisory agreement with MSIM Company will be available in the Fund's annual repot to shareholders for the period ended August 31, 2009. The Investment Adviser entered into the sub-advisory agreement with MSIM Company on April 1, 2009. Therefore no fees were payable to MSIM Company for the fiscal year ended August 31, 2008.

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References in the SAI to the Sub-Adviser and the Sub-Advisory Agreement are hereby changed to Sub-Advisers and Sub-Advisory Agreements, unless otherwise noted in this Supplement.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.